CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 136,408	$ 97,142	$ 88,234
Accounts receivable (net of allowance for doubtful accounts of $295, and $933 and $ 957 (unaudited) at December 31, 2011 and 2012, and September 30, 2103 respectively)	30,949	32,315	21,839
Prepaids and other current assets, net	5,472	1,939	637
Total current assets	172,829	131,396	110,710
Property and equipment, net	7,716	4,921	2,396
Intangible assets, net	79,330	77,985	89,228
Goodwill	168,626	152,755	142,917
Other assets, net	3,670	3,863	2,075
Total assets	432,171	370,920	347,326
Current liabilities:
Accounts payable	3,184	4,640	1,558
Accrued compensation and benefits	6,272	5,906	3,312
Accrued expenses and other current liabilities	6,471	4,794	2,063
Income taxes payable	808	1,254	5,034
Current maturities of long term debt	14,972	16,650	20,112
Total current liabilities	31,707	33,244	32,079
Deferred tax liability-noncurrent	8,484	6,631	6,268
Long term debt	28,000	22,275	35,425
Other noncurrent liabilities	1,534	1,116	1,045
Total liabilities	69,725	63,266	74,817
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock: $0.001 par value, Zero shares authorized, issued or outstanding as of December 31, 2011 and 2012; 10,000,000 shares authorized, zero shares issued and outstanding as of September 30, 2013
Additional paid-in capital	414,068	8,579	4,176
Accumulated other comprehensive loss	(91)	(543)	(2,292)
Accumulated deficit	(51,582)	(49,410)	(50,826)
Total stockholders' equity (deficit)	362,446	(41,373)	(48,941)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	432,171	370,920	347,326
Series B-1 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock, Value		30,841	28,698
Series B-2 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock, Value		143,682	133,644
Series B-3 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock, Value		54,636	50,625
Series BB-3 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock, Value		109,273	101,251
Series B-4 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock, Value		7,518	7,232
Series B-5 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock, Value		3,077
Series 1 Common Stock [Member]
Stockholders' equity (deficit):
Common Stock, Value	45	1	1
Series 2 Common Stock [Member]
Stockholders' equity (deficit):
Common Stock, Value	$ 6